UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY		Common Stock [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Retained Earnings Statutory [Member] CNY (¥)	Retained Earnings Unrestricted [Member] CNY (¥)	AOCI Attributable to Parent [Member] CNY (¥)	Noncontrolling Interest [Member] CNY (¥)	USD ($)	CNY (¥)
Beginning balance, value at Dec. 31, 2022		¥ 36,144	¥ 254,138,709	¥ 11,110,699	¥ (65,500,622)	¥ (3,182,525)	¥ 291,921	$ 27,248,793	¥ 196,894,326
Beginning balance, shares at Dec. 31, 2022	[1]	5,081,204
Net loss					(28,671,078)		(348,932)	(4,016,167)	(29,020,010)
Foreign currency translation						3,068,043		424,596	3,068,043
Foreign currency translation, shares	[1]
Ending balance, value at Jun. 30, 2023		¥ 36,144	254,138,709	11,110,699	(94,171,700)	(114,482)	(57,011)	23,657,222	170,942,359
Ending balance, shares at Jun. 30, 2023	[1]	5,081,204
Beginning balance, value at Dec. 31, 2023		¥ 42,318	286,296,970	3,052,776	(146,909,851)	(1,365,466)	86,196	19,936,316	141,202,943
Beginning balance, shares at Dec. 31, 2023	[1]	5,941,204
Net loss					(120,723,489)		(1,013,074)	(17,133,446)	(121,736,563)
Foreign currency translation						106,728		(56,869)	106,728
Disposal of subsidiaries				(500,000)	500,000
Shares converted from convertible promissory note		¥ 741,438	700,463,509					98,390,280	701,204,947
Shares converted from convertible promissory note, shares	[1]	104,312,951
Ending balance, value at Jun. 30, 2024		¥ 783,756	¥ 986,760,479	¥ 2,552,776	¥ (267,133,340)	¥ (1,258,738)	¥ (926,878)	$ 101,136,281	¥ 720,778,055
Ending balance, shares at Jun. 30, 2024	[1]	110,254,155

[1]	All period results have been adjusted for the reverse stock split effective February 2, 2024 (Note 15).